UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

CERTIFIED QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09277

VIKING MUTUAL FUNDS
(Exact name of Registrant as Specified in Charter)
116 1st St. SW, Suite C
Minot, ND 58701
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code: 1-701-852-1264

SHANNON D. RADKE, PRESIDENT
116 1st St. SW, Suite C
Minot, ND 58701



Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1. Quarterly Schedule Of Portfolio Holdings.

VIKING MUTUAL FUNDS
Statement of Investments, March 31, 2007

Viking Tax-Free Fund for Montana

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS 98.6%
General Obligations 10.7%
Bozeman MT Ser A  4.95%  07/01/20                                                170,000               179,564
Missoula MT K-12 Sch Dists No 40 Frenchtown 4.375%  07/01/23                     200,000               204,182
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  08/01/23                             250,000               262,495
Missoula MT K-12 Sch Dists No 40 Frenchtown 4.25%  07/01/27                      200,000               197,260
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.65%  07/01/09                 105,000               106,509
Yellowstone & Carbon Cntys Elem Sch Dist (MBIA)  4.25%  07/01/24                 200,000               203,904
                                                                                                     ---------
                                                                                                     1,153,914
                                                                                                     ---------
Continuing Care Revenue Bonds  0.7%
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  6.90%  06/01/15                        30,000                32,711
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.25%  06/01/25                        35,000                38,928
                                                                                                     ---------
                                                                                                        71,639
                                                                                                     ---------
Electric Power Revenue Bonds 10.1%
Forsyth MT Poll Ctl Rev Ref Puget Sound Energy (AMBAC) 5.00% 03/01/31            190,000               200,452
Forsyth MT Poll Ctl Rev Northwestern Corp (AMBAC) 4.65% 08/01/23                 850,000               882,802
                                                                                                     ---------
                                                                                                     1,083,254
                                                                                                     ---------
Higher Education Revenue Bonds  14.0%
MT Brd Regents (MT St U) Hgher Ed Rev (AMBAC)  4.30%  11/15/19                   200,000               203,074
MT St Hgher Ed Stud Assist Corp Rev Ser B  6.40%  12/01/32                       415,000               434,302
MT St Brd Regents (MSU) Rev Facs Imp E (AMBAC)  5.00%  11/15/21                   80,000                81,511
MT Brd Regents (U of M) Hghr Ed Rev  5.75%  5/15/24                              135,000               144,123
Univ of MT Revs Facs Acq & Imp Ser C (MBIA)  5.00%  11/15/17                     140,000               151,036
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA)  5.375%  05/15/15                 75,000                80,218
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA) 5.375%  05/15/19                 370,000               411,514
                                                                                                     ---------
                                                                                                     1,505,778
                                                                                                     ---------
Hospital Revenue Bonds  19.3%
MT Hlth Fac Fin Auth Rev Mstr Ln Program Comm Med Ctr  5.20%  12/01/21           145,000               149,655
MT Fac Fin Auth Rev Providence Serv (MBIA)  4.60%  12/01/18                       80,000                83,150
MT Fac Fin Auth Providence Serv (MBIA)  5.00%  12/01/18                          270,000               286,845
MT Fac Fin Auth Providence Serv (MBIA)  5.00%  12/01/18                          230,000               241,884
MT Fac Fin Auth Rev Providence Serv (MBIA)  4.80%  12/01/20                      105,000               110,594
MT Fac Fin Auth Rev Providence Serv (MBIA)  4.80%  12/01/20                       95,000                99,159
MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.125%  12/01/18              200,000               205,376
MT Hlth Facs Auth Rev Sisters Chrty Leavenworth (MBIA)  5.00%  12/01/24          515,000               525,758
MT St Hlth Fac Auth Rev Comm Med Ctr  6.375%  06/01/18                           370,000               372,623
                                                                                                     ---------
                                                                                                     2,075,044
                                                                                                     ---------
Housing Revenue Bonds  17.9%
MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.75%  06/01/30                              70,000                69,990
MT St Brd Hsg Sngle Fam Ser A-2  5.50%  12/01/20                                  80,000                79,662
MT St Brd Hsg Sngle Fam Ser A-2  5.60%  12/01/23                                  65,000                64,741
MT St Brd Hsg Sngle Fam Ser A-2  5.20%  12/01/22                                 115,000               116,001
MT St Brd Hsg Sngle Fam Ser B-2  4.85%  12/01/15                                  95,000                95,492
MT St Brd Hsg Sngle Fam Mtg Ser B-2  5.55%  06/01/33                             160,000               161,242
MT St Brd Hsg Sngle Fam Prog Ser B  4.55%  12/01/11                              345,000               349,516
MT St Brd Hsg Sngle Fam Mtg Ser A  4.30%  06/01/12                               240,000               241,440
MT St Brd Hsg Sngle Fam Mtg Ser A  4.30%  12/01/12                               240,000               241,241
MT St Brd Hsg Sngle Fam Mtg Ser C2 4.85%  12/01/26                               200,000               201,854
MT St Brd Hsg Sngle Fam Mtg Ser A-1 4.50%  12/01/27                              300,000	       300,777
                                                                                                     ---------
                                                                                                     1,921,956
                                                                                                     ---------
Psychiatric and Substance Abuse Hospital Bonds  12.4%
MT Fac Fin Auth Developmental Ctr Prog  4.50%  06/01/16                          250,000               256,468
MT Fac Fin Auth Developmental Ctr Prog  4.75%  06/01/19                          170,000               174,792
MT Fac Fin Auth Rev Childrens Home  4.55%  01/01/17                              250,000               256,820
MT Fac Fin Auth Rev Cmnty Counsl & Corectl Svcs 4.50%  10/01/23                  340,000               351,566
MT Fac Fin Auth Boyd Andrew Cmnty (CIFG) 4.375% 10/01/20                         285,000               287,987
                                                                                                     ---------
                                                                                                     1,499,478
                                                                                                     ---------
Transportation Revenue Bonds  1.4%
MT St Dept Trans Rev Grant Antic Hwy 93 (MBIA) 4.00%  06/01/14                   150,000               152,957
                                                                                                     ---------
                                                                                                       152,957
                                                                                                     ---------
Water Revenue Bonds 0.9%
Great Falls MT Wtr Sys Rev Ref Ser A (AMBAC)  3.85%  08/01/08                    100,000               100,443
                                                                                                     ---------
                                                                                                       100,443
                                                                                                     ---------
Other Revenue Bonds 11.2%
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               109,669
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               109,493
Puerto Rico Childrens Trust Fund  Tob Settlement Rev  6.00%  07/01/26            195,000               209,381
Puerto Rico Comwlth Infra Fing Auth Ser A (AMBAC)  5.25%  07/01/10               100,000               102,799
MT Fac Fin Auth Prerelease Ctr Rev (XLCA) 5.25% 10/01/20                         300,000               326,097
Missoula MT Spl Impt Dists No 540 4.60% 07/01/24                                 100,000               101,280
Missoula MT Spl Impt Dists No 540 4.60% 07/01/25                                 105,000               106,422
Missoula Tax Increment Urban Renewal (RADIAN) 5.125% 07/01/26                    125,000               134,720
                                                                                                     ---------
                                                                                                     1,199,861
                                                                                                     ---------

Total Municipal Bonds (cost $10,397,724)                                                            10,592,479

SHORT-TERM INVESTMENTS  0.3%
Franklin Muni Obligation Fund #852                                                 30,000               30,000
                                                                                                   -----------
Total Short-Term Investments (cost:$30,000)                                                             30,000
                                                                                                   -----------

TOTAL MARKET VALUE OF SECURITIES OWNED 98.9% (Cost $10,427,724)                                     10,622,479

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (1.1%)                                                 123,115
                                                                                                   -----------
NET ASSETS APPLICABLE TO 1,067,135.340 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%               $10,745,594
                                                                                                   ===========

VIKING MUTUAL FUNDS
Statement of Investments, March 31, 2007

Viking Tax-Free Fund for North Dakota

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  97.7%
General Obligations  19.7%
Bismarck ND Ref & Imp - Ser L  4.00%  06/01/07                                    75,000                74,893
Fargo ND Ref & Imp - Ser B (FGIC)  5.125%  05/01/17                               60,000                61,106
Fargo ND Ref & Impt Ser D (MBIA)  5.00%  05/01/28                                200,000               209,522
Hillsboro ND Pub Sch Dist No. 9 (FSA)  4.85%  06/01/19                            50,000                51,869
Jamestown ND Pub Sch Dist No. 011 (FGIC)  4.60%  05/01/15                         50,000                50,909
Mandan ND Ref & Imp - Ser B (MBIA)  5.00%  05/01/16                               70,000                70,022
Puerto Rico Commonwealth (MBIA)  5.375%  07/01/25                                 50,000                50,238
Valley City ND     4.50% 06/01/24                                                 80,000                81,548
West Fargo ND Ref & Impt-Ser D   4.25%   05/01/20                                150,000               150,264
West Fargo ND Pub Sch Dist No. 006 (FGIC)  5.00%  05/01/14                        50,000                52,319
Mandan ND Ref & Imp - 4.50% 05/01/18                                             200,000               205,018
Bismarck ND Ref & Imp - Ser T 4.45% 05/21/21                                     100,000               101,551

                                                                                                     ---------
                                                                                                     1,159,259
                                                                                                     ---------
Building Authority Revenue Bonds  7.8%
Fargo ND Bldg Auth Lease Rev Ser A  5.00%  05/01/20                               50,000                52,094
Grand Forks Cnty Bldg Auth Rev   5.00%   12/01/20                                200,000               210,214
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/17                           50,000                52,151
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/16                           50,000                52,073
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.20%  12/01/19                           90,000                94,699
                                                                                                     ---------
                                                                                                       461,231
                                                                                                     ---------

Continuing Care Revenue Bonds  3.9%
Burleigh Cnty Indl Dev Rev MO Slope Luth Care 5.05% 11/01/18                     125,000               127,230
Grand Forks ND SR Hsg Rev Ref 4000 Valley Square Proj 5.00% 12/01/16             100,000               101,966
                                                                                                     ---------
                                                                                                       229,196
                                                                                                     ---------

Education Revenue Bonds  7.7%
Fargo ND School District Bldg Auth Rev (MBIA)  5.50%  05/01/14                    50,000                51,541
Minot Pub School District No 1 Bldg Auth  4.80%  05/01/23                        290,000               298,833
West Fargo Pub School District Bldg Auth  4.20%  05/01/17                        100,000               100,337
                                                                                                     ---------
                                                                                                       450,711
                                                                                                     ---------
Higher Education Revenue Bonds  15.2%
ND St Brd Hghr Ed Student Svcs Facs MSU   5.00%   08/01/18                       175,000               176,507
ND St Brd Hghr Ed Student Svcs Facs MSU   5.50%   08/01/23                       125,000               127,863
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (FGIC)  4.375%  04/01/26               105,000               105,119
ND St Brd Hgher Ed Rev Hsg & Aux Facs NDSU (FGIC)  4.00%  04/01/15               150,000               151,542
ND St Brd Hgher Ed Rev Hsg & Aux BSC  4.75%  05/01/19                            100,000               102,832
ND St Brd Hghr Ed Rev HSG & Aux  5.00%  04/01/21                                 150,000               157,690
NDSU Rev Ser 2006A 4.75% 04/01/29                                                 75,000                75,896
                                                                                                     ---------
                                                                                                       897,449
                                                                                                     ---------
Hospital Revenue Bonds  6.2%
Fargo ND Hlth Sys Rev Meritcare Ser A (MBIA)  5.375%  06/01/27                   100,000               102,145
Fargo ND Hlth Sys Rev Meritcare Obl (FSA)  5.375%  06/01/15                       65,000                68,201
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  5.00%  06/01/22                      45,000                46,647
Fargo ND Hlth Sys Rev Meritcare Obl 5.125% 06/01/27                               75,000                78,628
Grand Forks ND Hlth Care Altru Hlth Obl Group (MBIA)  5.60%  08/15/17             20,000                20,432
Grand Forks ND Hlth Care Altru Hlth Obl Group  7.125%  08/15/24                   20,000                21,707
Ward Cnty ND Hlth Care Facs Rev Trinity Obl Group - B  6.00%  07/01/10            25,000                25,489
                                                                                                     ---------
                                                                                                       363,249
                                                                                                     ---------
Housing Revenue Bonds  13.7%
Fargo ND Multifam Rev Ref Hsg Trollwood Village  6.90%  09/01/13                  25,000                25,545
ND St Hsg Fin Agy Rev Home Mtg Prog C  4.90%   07/01/15                          150,000               152,856
ND St Hsg Fin Agy Rev Hsg Fin Pg Ser B 4.60% 07/01/21                            200,000               199,982
ND St Hsg Fin Agy Rev Hsg Fin-Home 4.45% 07/01/16                                200,000               199,386
ND St Hsg Fin Ady Rev Hsg Fin Pg Home Mtg A 5.80% 07/01/10                        55,000                55,744
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg 5.70% A 07/01/09                        50,000                50,662
ND St Hsg Fin Agy Rev Hsg Fin-Home Mtg A 6.10% 07/01/28                            5,000                 5,000
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg B  5.85%  07/01/28                       5,000                 4,998
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A 5.25% 07/01/18                        45,000                44,910
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A 5.55% 07/01/22                        65,000                64,979

                                                                                                     ---------
                                                                                                       804,062
                                                                                                     ---------
Transportation Revenue Bonds  2.7%
Guam Intl Arpt Auth Ser C (MBIA) 5.375%  10/01/17                                150,000               161,685
                                                                                                     ---------
                                                                                                       161,685
                                                                                                     ---------
Water Revenue Bonds  5.3%
ND St Water Comm Rev Water Dev & Mgmt Prg Ser A (MBIA)  5.50%  08/01/10           50,000                52,807
South Central Reg Water Dist Burleigh Cnty Rev  5.00%  10/01/23                  150,000               153,734
ND St Water Comm Rev Water Dev and Mgmt Prog 5.0% 08/01/25                       100,000               104,550
                                                                                                     ---------
                                                                                                       311,091
                                                                                                     ---------
Other Revenue Bonds  15.5%
Mercer Cnty PCR Otter Tail Corp                                                  115,000               116,708
Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  4.50%  09/01/10                    50,000                51,179
ND St.Muni Bond Bank St. Revolv Fd Prog Ser A 4.625% 10/01/19                    130,000               131,243
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21                                25,000                26,253
ND St Muni Bond Bank St Revolv Fund Prog - Ser A  4.90%  10/01/18                 50,000                51,823
Puerto Rico Childrens Trust Fund Settlement Rev  6.00%  07/01/26                  15,000                16,106
Puerto Rico Pub Fin Corp Ser A (MBIA) 5.375%  08/01/24                           150,000               160,428
ND Pub Fin Auth Cap Fin Prog Ser A  5.00%  6/01/31                               100,000               103,189
ND Pub Fin Auth Indl Dev Prog Ser A 5.00%  6/01/20                               150,000               152,856
Willams Cnty ND Sales Tax Rev 5.00% 11/01/21                                     100,000               104,662
                                                                                                     ---------
                                                                                                       914,447
                                                                                                     ---------

Total Municipal Bonds (cost $5,661,211)                                                              5,752,380

SHORT-TERM INVESTMENTS  1.1%
Federated Municipal Obligations Fund #852                                         66,000                66,000
                                                                                                     ---------
Total Short Term Investment (cost: $66,000)                                                             66,000
                                                                                                     ---------

TOTAL MARKET VALUE OF SECURITIES OWNED  98.8% (COST $5,727,211)                                      5,818,380

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  1.2%                                                   71,021
                                                                                                    ----------

NET ASSETS APPLICABLE TO 576,985.654 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%                 $5,889,401
                                                                                                    ==========

VIKING MUTUAL FUNDS
Statement of Investments, March 31, 2007

Viking Large-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  94.6%



Auto Parts  1.9%
Johnson Controls                                                   900                  85,158
                                                                                      --------
                                                                                        85,158
                                                                                      --------
Banks/Financial Services  17.9%
Wachovia                                                         1,900                 104,595
Bank of America                                                  2,600                 132,652
Citigroup                                                        2,800                 143,752
Morgan Stanley                                                     800                  63,008
U.S. Bancorp                                                     3,100                 108,407
Sun Trust Banks                                                  1,100                  91,344
Legg Mason                                                         900                  84,789
PNC Financial Services                                           1,300                  93,561
                                                                                      --------
                                                                                       822,108
                                                                                      --------
Basic Materials  1.7 %
Freeport-McMoran Copper & Gold                                   1,200                  79,428
                                                                                      --------
                                                                                        79,428
                                                                                      --------

Business Services  2.1%
Idearc Inc                                                       2,810                  98,631
                                                                                      --------
                                                                                        98,631
                                                                                      --------


Chemical  2.0%
Bunge Limited                                                    1,100                  90,442
                                                                                      --------
                                                                                        90,442
                                                                                      --------
Computer/Communications Related  4.6%
Microsoft                                                        3,100                  86,397
Intel                                                            4,300                  82,259
Hewlett-Packard                                                  1,100                  44,154
                                                                                      --------
                                                                                       212,810
                                                                                      --------

Drug  5.4%
Merck                                                           2,900                  128,093
Pfizer						                4,700		       118,722
                                                                                      --------
                                                                                       246,815
                                                                                      --------
Drug Distribution  3.1%
Amerisource Bergen                                               1,000                  52,750
CVS Corp.                                                        2,700                  92,178
                                                                                      --------
                                                                                       144,928
                                                                                      --------
Energy  18.3%
Anadarko Petroleum                                               2,200                  94,556
Apache                                                           1,600                 113,120
BP Amoco                                                         1,600                 103,600
ChevronTexaco                                                    1,900                 140,524
ConocoPhillips                                                   2,100                 143,535
Exxon Mobil                                                      2,700                 203,715
Questar                                                            500                  44,605
                                                                                      --------
                                                                                       843,655
                                                                                      --------
Entertainment 2.1%
Disney                                                           2,800                  96,404
                                                                                      --------
                                                                                        96,404
                                                                                      --------
Food 1.9%
Dean Foods                                                       1,900                  88,806
                                                                                      --------
                                                                                        88,806
                                                                                      --------
Household Products  2.8%
Kimberly-Clark                                                   1,900                 130,131
                                                                                      --------
                                                                                       130,131
                                                                                      --------
Industrial Products  2.1%
Ingersoll-Rand                                                   2,200                  95,414
                                                                                      --------
                                                                                        95,414
                                                                                      --------
Insurance  4.3%
American International Group                                     1,400                  94,108
Hartford Financial Services Group                                1,100                 105,138
                                                                                      --------
                                                                                       199,246
                                                                                      --------

Metals  3.3%
ALCOA                                                            2,500                  84,750
Rio Tinto Plc ADR                                                  300                  68,343
                                                                                      --------
                                                                                       153,093
                                                                                      --------
Multi-Industry  2.2%
Honeywell                                                        2,200                 101,332
                                                                                      --------
                                                                                       101,332
                                                                                      --------
Packaging  1.1%
Sealed Air                                                       1,600                  50,560
                                                                                      --------
                                                                                        50,560
                                                                                      --------

Telecommunications  5.9%
Nokia                                                            4,000                  91,680
Verizon Communications                                           2,200                  83,424
AT&T                                                             2,500                  98,575
                                                                                      --------
                                                                                       273,679
                                                                                      --------
Transportation  4.1%
Canadian Pacific                                                 1,700                  95,965
Union Pacific                                                      900                  91,395
                                                                                      --------
                                                                                       187,360
                                                                                      --------
Utilities  7.7%
Public Service Enterprise Group                                  1,500                 124,560
American Electric Power                                          2,700                 131,625
Dominion Resources                                               1,100                  97,647
                                                                                      --------
                                                                                       353,832
                                                                                      --------

Total Common Stocks (Cost $3,346,369)                                                4,353,832

SHORT-TERM INVESTMENTS 5.7%
Federated Prime Value Obligations #853                         227,000                 227,000
Fed Treasury Cash Reserve #125                                  35,000                  35,000
                                                                                    ----------
Total Short-Term Investments (cost: $262,000)                                          262,000
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED 100.3% (COST $3,608,369)                      4,615,832

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (0.3)%                                (14,045)
                                                                                    ----------
NET ASSETS APPLICABLE TO 340,898.212 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $4,601,786
                                                                                    ==========

VIKING MUTUAL FUNDS
Statement of Investments, March 31, 2007

Viking Small-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  91.6%

Aerospace Defense 1.5%
Aeroflex Inc.                                                    4,300                  56,545
                                                                                      --------
                                                                                        56,545
                                                                                      --------
Air Services  1.4%
Bristow Group                                                    1,400                  51,030
                                                                                      --------
                                                                                        51,030
                                                                                      --------
Apparel  2.8%
Stage Stores                                                     4,500                 104,895
                                                                                      --------
                                                                                       104,895


Auto Related  1.2%
Borg Warner                                                        600                  45,252
                                                                                      --------
                                                                                        45,252
                                                                                      --------
Basic Materials  4.7%
Albany International                                             2,300                  82,662
Lone Star Technologies                                           1,400                  92,442
                                                                                      --------
                                                                                       175,104
                                                                                      --------
Chemical  2.1%
RPM                                                              3,400                  78,540
                                                                                      --------
                                                                                        78,540
                                                                                      --------
Construction/Engineering  1.9%
Pike Electric Corp                                                4,000                 72,320
                                                                                      --------
                                                                                        72,320
                                                                                      --------
Consumer Goods  2.0%
Chiquita Brands                                                   5,400                 75,708
                                                                                      --------
                                                                                        75,708
                                                                                      --------

Drug Manufacturer  1.6%
Chattem                                                           1,000                 58,940
                                                                                      --------
                                                                                        58,940
                                                                                      --------
Drug Related  1.6%
Prestige Brands Holdings                                         4,900                  58,065
                                                                                      --------
                                                                                        58,065
                                                                                      --------
Electronics  2.1%
Technitrol                                                       2,950                  77,260
                                                                                      --------
                                                                                        77,260
                                                                                      --------
Energy  8.3%
Cimarex Energy                                                   1,200                  44,424
Piedmont Natural Gas                                             3,500                  92,330
Questar                                                            700                  62,447
Oil States Intl Inc                                              2,200                  70,598
Pioneer Drilling                                                 3,000                  38,070
                                                                                      --------
                                                                                       307,869
                                                                                      --------
Financial 14.0%
Boston Private Financial Holdings                                1,800                  50,256
First Midwest Bancorp                                            1,300                  47,775
Hanmi Financial                                                  2,500                  47,650
Highland Hospitality                                             4,700                  83,660
Provident Bank Shares                                            1,500                  49,290
Strategic Hotels & Resorts                                       3,100                  70,897
Sunstone Hotel Investors                                         2,600                  70,876
UCBH Holdings					                 2,800                  52,136
Umpqua Holdings                                                  1,800                  48,186
                                                                                      --------
                                                                                       520,726
                                                                                      --------

Food Processing  1.4%
Performance Food Group                                           1,700                  52,479
                                                                                      --------
                                                                                        52,479
                                                                                      --------
Household Products  2.8%
Church & Dwight                                                  2,050                 103,218
                                                                                      --------
                                                                                       103,218
                                                                                      --------
Industrial Products  8.1%
AO Smith                                                         1,550                  59,241
CLARCOR                                                          2,200                  69,960
Teleflex                                                         1,100                  74,877
K&F Industries Holdings                                          1,900                  51,167
Mueller Water Products                                           3,400                  46,954
                                                                                      --------
                                                                                       302,199
                                                                                      --------
Insurance  4.3%
IPC Holdings                                                     2,700                  77,895
Protective Life                                                  1,900                  83,676
                                                                                      --------
                                                                                       161,571
                                                                                      --------
Medical Services/Supplies  8.0%
Owens & Minor                                                    2,600                  95,498
Polymedica                                                       1,400                  59,262
West Pharm. Services                                             1,500                  69,645
Senior Housing Properties Trust                                  3,100                  74,090
                                                                                      --------
                                                                                       298,495
                                                                                      --------
Packaging  5.0%
Aptar Group                                                      1,300                  87,009
Tupperware                                                       3,900                  97,227
                                                                                      --------
                                                                                       184,236
                                                                                      --------

Restaurant  2.1%
Applebee's International                                         1,900                  47,082
CBRL Group                                                         700                  32,410
                                                                                      --------
                                                                                        79,492
                                                                                      --------
Retail  5.4%
BJ's Wholesale                                                   2,300                  77,809
Claire's Stores                                                  1,500                  48,180
Tween Brands Inc						   500                  17,860
Carters Inc                                                      2,200                  55,748
                                                                                      --------
                                                                                       199,597
                                                                                      --------
Shipping  0.7%
OMI Corp.                                                        1,000                  26,860
                                                                                      --------
                                                                                        26,860
                                                                                      --------
Technology  4.0%
ON Semiconductor                                                 10,800                 96,336
Diodes Inc                                                        1,000                 34,850
Epicor Software Corp						  1,300                 18,083
                                                                                      --------
                                                                                       149,269
                                                                                      --------
Toy  1.7%
RC2 Corp.                                                        1,600                  64,624
                                                                                      --------
                                                                                        64,624
                                                                                      --------
Transportation  2.7%
Arkansas Best                                                    1,400                  49,770
Yellow Roadway                                                   1,300                  52,286
                                                                                      --------
                                                                                       102,056
                                                                                      --------

Total Common Stocks (Cost $2,731,067)                                                3,406,350

SHORT-TERM INVESTMENTS  8.4%
Federated Prime Value Obligations Fund #853                    179,000                 179,000
Federated Treasury Cash Reserves #125                          133,000                 133,000
                                                                                    ----------
Total Short-Term Investments (Cost $312,000)                                           312,000
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED 99.9% COST ($3,043,067)                       3,718,350

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  0.01%                                   2,090
                                                                                    ----------

NET ASSETS APPLICABLE TO 229,921.684 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $3,720,440
                                                                                    ==========

Item 2. Controls and Procedures

(a) The Principal Executive and Principal Financial Officers concluded that the registrants Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal control over financial reporting.


	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VIKING MUTUAL FUNDS

By: /s/ Shannon D. Radke
- --------------------------------
Shannon D. Radke
Principal Executive Officer

Date: May 3, 2007


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
- -------------------------------
Shannon D. Radke
Principal Executive Officer

Date: May 3, 2007


By: /s/ Shannon D. Radke
- -------------------------------
Shannon D. Radke
Principal Financial Officer

Date: May 3, 2007

<SEQUENCE>2
<FILENAME>nqcert.txt
CERTIFICATION

I, Shannon D. Radke, certify that:

1.	I have reviewed this report on Form N-Q of Viking Mutual Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and

5.	The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.


Date:  May 3, 2007

/s/ Shannon D. Radke
- -----------------------
Shannon D. Radke
Principal Executive Officer



CERTIFICATION

I, Shannon D. Radke, certify that:

1.	I have reviewed this report on Form N-Q of Viking Mutual Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and

5.	The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.


Date:  May 3, 2007

/s/ Shannon D. Radke
- -----------------------
Shannon D. Radke
Principal Financial Officer


</SEC-DOCUMENT>
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